Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 215,481	$ 33,265	¥ 166,080	¥ 99,984
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	18,383	2,838	28,235	31,253
Amortization of acquired intangible assets	11,571	1,786	16,826	13,665
Allowance for doubtful receivables	7,597	1,173	6,060	5,303
Compensation expenses associated with stock options	17,653	2,725	23,598	45,317
Loss (gain) on disposal of property, plant and equipment	(126)	(20)	292	(17)
Investment income	(31,092)	(4,800)	(15,419)	(2,700)
Write down of dividend receivables				7,561
Share of income of affiliates	(26,924)	(4,156)	(30,649)	(20,621)
Deferred taxes	(1,067)	(165)	(1,318)	(3,404)
Changes in operating assets and liabilities:
Accounts receivable	(61,356)	(9,472)	16,036	(12,496)
Insurance premium receivables	(1,054)	(163)	(225)	(47)
Other receivables	7,222	1,115	14,700	16,710
Amounts due from related parties	(8,088)	(1,249)	(2,513)	4,500
Other current assets	(4,920)	(759)	2,900	(3,886)
Other non-current assets				1,400
Accounts payable	33,026	5,098	27,453	(5,643)
Insurance premium payables	2,244	347	(1,116)	1,124
Other payables and accrued expenses	71,506	11,039	3,911	7,215
Accrued payroll	9,143	1,412	638	(2,412)
Income taxes payable	6,433	993	(1,768)	(9)
Other tax liabilities	15,672	2,419	7,928	3,148
Net cash generated from operating activities	281,304	43,426	261,649	185,945
Cash flows from investing activities:
Purchase of short term investments	(2,308,956)	(356,441)	(546,600)	(283,900)
Proceeds from disposal of short term investments	994,839	153,577	118,208	32,291
Purchase of property, plant and equipment	(6,663)	(1,029)	(6,209)	(36,181)
Purchase of intangible asset			(118)
Proceeds from disposal of property and equipment	539	83	614	249
Acquisition of subsidiaries, net of cash acquired of nil, RMB1,291 and nil in 2013, 2014 and 2015, respectively			(62,709)
Disposal of subsidiaries, net of cash disposed of RMB2,656, nil and RMB4,544 (US$701) in 2013, 2014 and 2015, respectively	15,476	2,389		(1,532)
(Increase) decrease in restricted cash	(10,107)	(1,560)	3,622	(229)
(Increase) decrease in other receivables	16,120	2,489	113,632	(67,706)
Addition in investment in non-current assets	(13,980)	(2,158)	(7,019)
Return of investment in non-current assets			3,900
(Increase) decrease in amounts due from related parties	181,181	27,969	(62,716)	(62,300)
Net cash used in investing activities	(1,131,551)	(174,681)	(445,395)	(419,308)
Cash flows from financing activities:
Acquisition of additional interests in subsidiaries	(153,500)	(23,696)	(11,000)
Capital injection by noncontrolling interests	17,000	2,624		3,350
Dividend distributed to noncontrolling interest	(2,450)	(378)
Proceeds on exercise of stock options	1,518	234	3,183
Repurchase of ordinary shares	(6,276)	(969)
Net cash generated from (used in) financing activities	(143,708)	(22,185)	(7,817)	3,350
Net decrease in cash and cash equivalents	(993,955)	(153,440)	(191,563)	(230,013)
Cash and cash equivalents at beginning of year	2,103,068	324,658	2,288,623	2,525,618
Effect of exchange rate changes on cash and cash equivalents	6,153	949	6,008	(6,982)
Cash and cash equivalents at end of year	1,115,266	172,167	2,103,068	2,288,623
Supplemental disclosure of cash flow information:
Interest paid	0	0	0	0
Income taxes paid	¥ 4,383	$ 677	¥ 19,135	¥ 27,153